Shares Held by ESOP (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Allocated	303,074	275,853
Committed to be allocated	48,638	48,638
Unallocated	361,887	410,525
Total shares	713,599	735,016
Fair value of unallocated shares	$ 5,573	$ 5,604